Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost [Abstract]
Less than one year	$ 6,047.1
One to five years	30,121.9
Five to ten years	14,030.8
Ten years or greater	64.2
Cost	50,264.0
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value [Abstract]
Less than one year	5,871.6
One to five years	28,366.7
Five to ten years	12,357.0
Ten years or greater	56.6
Debt Securities, Available-for-Sale	$ 46,651.9